Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 0	$ 867
Recognized in income tax expense (recovery)	(4,567)	657
Recognized in OCI/equity	4,567	(449)
Disposal due to deconsolidation of IsoEnergy	0	(1,075)
Net deferred tax liability	$ 0	$ 0